Employee Benefit Plans and Share-Based and Other Compensation Plans	12 Months Ended
Dec. 31, 2014
Employee Benefit Plans and Share-Based and Other Compensation Plans
Employee Benefit Plans and Share-Based and Other Compensation Plans

22. Employee Benefit Plans and Share-Based and Other Compensation Plans

        Prior to the AerCap Transaction, our employees participated in various AIG benefit plans, including a noncontributory qualified defined benefit retirement plan ("AIG Retirement Plan") and various share-based and other compensation plans. During 2012, ILFC set up its own voluntary savings plan ("ILFC 401(k) plan") and transferred all participating employee's savings from the 401(k) plan sponsored by AIG. Subsequent to the AerCap Transaction, changes were made to certain of these plans and some were replaced by other plans.

Pension Plans

Predecessor

        Pension plan expenses include amounts allocated to us by AIG for our U.S employees and pension plan expenses related to our employees working in foreign offices. AIG's U.S. benefit plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

        AIG's projected benefit obligations exceeded the plan assets at December 31, 2013 by approximately $858 million.

        On April 1, 2012, the AIG Retirement Plan was converted from final average pay to cash balance formulas comprised of pay credits based on six percent of a plan participant's annual compensation (subject to IRS limitations) and annual interest credits. However, employees satisfying certain age and service requirements (i.e. grandfathered employees) remain covered under the old plan formula, which is based upon a percentage of final average compensation multiplied by years of credited service, up to 44 years.

        AIG also sponsors non-qualified unfunded defined benefit plans for certain employees, including key executives, designed to supplement pension benefits provided by the qualified plan. These include the AIG Non-Qualified Retirement Income Plan, which provides a benefit equal to the reduction in benefits payable to current and former employees under the qualified plan as a result of federal tax limitations on compensation and benefits payable.

        The ILFC 401(k) plan expense primarily represents our cost of matching employee contributions up to a fixed percentage limit.

        Pension plan and 401(k) plan expenses were $4.8 million for the period beginning January 1, 2014 and ending May 13, 2014, $9.5 million for 2013 and $4.9 million for 2012.

Successor

        ILFC employees who had at least one year of service participated in the AIG Retirement Plan and their individual accounts became fully vested at the Closing Date. Such accounts will be managed directly by AIG. Subsequent to the AerCap Transaction, these ILFC employees ceased accruing benefits under the AIG Retirement Plan and instead will receive an additional contribution to their ILFC 401(k) plan. Employees who complete one year of service subsequent to the Closing Date will also receive an additional contribution to their ILFC 401(k) plan.

        In June 2014, AerCap paid AIG $19.8 million for the liability associated with our employees or former employees who were fully vested in the AIG Non-qualified Retirement Plan as of May 13, 2014. As a result of this payment, these plan participants' benefit obligation will be managed directly by AIG. The obligation for the participants with unvested balances in the AIG Non-qualified Retirement Plan were transferred to an AerCap non-qualified plan.

        Subsequent to the AerCap Transaction, the ILFC 401(k) plan expense also includes the additional contribution made in lieu of employees' participation in the AIG Retirement Plan.

        Pension plan and 401(k) plan expenses were not material to the Successor period.

Share-Based and Other Compensation Plans

Predecessor

        Prior to the AerCap Transaction, certain of our employees participated in the following AIG share-based and other compensation plans: (i) stock salary, variable stock plan and restricted stock unit awards; and (ii) short and long term incentive awards. For the period beginning January 1, 2014 and ending May 13, 2014, we recorded compensation expense of $1.8 million under the AIG's share-based programs, and $15.0 million for our short and long-term incentive plans. In addition, executives employed by ILFC as of a certain date were eligible for a bonus that was payable upon the closing of the AerCap Transaction. We began to accrue for this in December 2013 when the transaction was announced. During the period beginning January 1, 2014 and ending May 13, 2014, we accrued $32.3 million for this bonus. We recorded compensation expenses of $14.8 million and $15.4 million for our participation in AIG's share-based programs and $45.7 million and $33.2 million our short and long-term incentive plans for the years ended December 31, 2013 and 2012, respectively. The impact of all plans, both individually and in the aggregate, is immaterial to the consolidated financial statements.

Successor

        We recorded the following compensation expense for share-based and other compensation plans for the Successor period:

	Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
AerCap share-based awards	$14,876
AIG share-based and other incentive plans	25,878	(a)
(a)	Includes $9.6 million that is reported in Transaction and integration related expenses.